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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Cash
Reserves Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   PMTXX
Class B   PBTXX
Class C   PSVXX
Class R   PCHXX
Class Y   PRYXX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Performance Update                                                             8

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          18

Notes to Financial Statements                                                 27

Trustees, Officers and Service Providers                                      34


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10


In a market marked by changing sentiments about the health of the economy, short-term interest rates remained at near-historic lows throughout the first six months of 2010. Money market mutual funds and other short-term investments offered virtually no yield, as the Federal Reserve Board (the Fed) kept the federal funds rate at levels approaching zero. In the following interview, Seth Roman reviews the investment environment and the factors that affected Pioneer Cash Reserves Fund during the six months ended June 30, 2010. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q  How did the Fund perform during the six months ended June 30, 2010?

A Pioneer Cash Reserves Class A shares produced a total return of 0.00% at net asset value during the six months ended June 30, 2010. During the same period, the average return of the 293 funds in Lipper's money market category was 0.01%. Throughout the six months, the Fund's net asset value per share remained stable at $1.00, reflecting our primary emphasis on capital preservation by focusing on high-quality money market securities that were very liquid (that is, they were easily tradable at full value). The 30-day effective SEC yield on Class A shares was 0.01% on June 30,
   2010, the final day of the fiscal period.

Q What were the principal factors affecting the Fund's performance during the six months ended June 30, 2010?

A We kept the focus on liquidity and high quality in the Fund's investments. We believed many money market investors were searching for a safe place to keep their assets. Short-term interest rates remained at historically low levels, with the Fed keeping the influential federal funds rate at a target range of 0.00% to 0.25%. Some money market investors moved assets to higher-yielding alternatives, especially early in the six-month period when confidence was growing that the economy was pulling out of recession. However, uncertainties about the economic recovery began growing again later in the period, and investors began returning to money market funds as a safe alternative to more volatile asset classes. Those concerns took on added momentum because of reports that some major European financial institutions faced pressures resulting from the fiscal problems of countries such as Greece, Italy and Portugal. At the same time, U.S. regulatory agencies were placing stricter rules on money market funds in an effort to further reduce risks.


4     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

   Against that backdrop, we did not take on added risk in the Fund's portfolio to reach for yield. We remained very conservative in our investment strategy, paying special attention to keeping the Fund highly liquid. We achieved this by placing major portions of the Fund's assets into easily tradable securities such as repurchase agreements, which were collateralized by U.S. government obligations. Other assets on which we focused included overnight commercial paper, short-term Treasury bills, and some short-term municipal securities that were subjected to careful credit analysis. Most of the Fund's assets were invested in securities with maturities of less than one month. At the end of the fiscal period on June 30, 2010, the average maturity of the Fund's holdings was 23 days.

Q  What is your investment outlook?

A We anticipate a period of slow, but positive growth, and we do not expect the economy to experience a "double-dip" recession. Although economic benchmarks point to continued sluggishness, with unemployment remaining stubbornly high, we still think there is enough evidence to believe the economy will pull out of recession. Meanwhile, short-term interest rates are likely to remain very low in the near term, as the Fed appears unlikely to start hiking rates until inflation or growth begin to expand beyond Fed forecasts.

   We plan to continue to manage the Fund cautiously, paying a great deal of attention to security selection and focusing on high-quality securities that can be readily traded. At some point, we may change strategy, but not until the economic outlook is clarified and uncertainties about the impact of fiscal problems in Europe start to wane.


Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     5

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

Portfolio Summary | 6/30/10


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Repurchase Agreements                                                       30.3%
U.S. Government Agency Obligations                                          23.8%
Commercial Paper                                                            22.4%
Municipal Bonds                                                             13.9%
U.S. Corporate Bonds                                                         5.0%
Tax Exempt Money Market Mutual Fund                                          4.6%


10 Largest Holdings
--------------------------------------------------------------------------------

  1. U.S. Treasury Bills, 0.16%, 8/5/10                                     6.95%
--------------------------------------------------------------------------------
  2. Harris County Texas Health, Floating Rate Note, 12/1/41                5.66
--------------------------------------------------------------------------------
  3. U.S. Treasury Bills, 0.0895%, 8/12/10                                  3.85
--------------------------------------------------------------------------------
  4. Federal National Mortgage Association, 1.24375%, 7/13/10               3.03
--------------------------------------------------------------------------------
  5. Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11                     2.96
--------------------------------------------------------------------------------
  6. Federal Home Loan Mortgage Corp., Floating Rate Note, 8/24/10          2.57
--------------------------------------------------------------------------------
  7. Royal Bank of Canada, Floating Rate Note, 1/21/11                      2.57
--------------------------------------------------------------------------------
  8. Maryland State Health & Higher Education Facilities Authority
     Revenue, Floating Rate Note, 7/1/36                                    2.44
--------------------------------------------------------------------------------
  9. Federal National Mortgage Association, 0.96625%, 8/5/10                2.35
--------------------------------------------------------------------------------
 10. U.S. Treasury Bills, 0.217%, 10/7/10                                   2.32
--------------------------------------------------------------------------------

The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     7

Performance Update | 6/30/10


Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                       6/30/10               12/31/09
--------------------------------------------------------------------------------
       A                         $1.00                  $1.00
--------------------------------------------------------------------------------
       B                         $1.00                  $1.00
--------------------------------------------------------------------------------
       C                         $1.00                  $1.00
--------------------------------------------------------------------------------
       R                         $1.00                  $1.00
--------------------------------------------------------------------------------
       Y                         $1.00                  $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Net Investment         Short-Term           Long-Term
     Class                 Income            Capital Gains       Capital Gains
--------------------------------------------------------------------------------
       A                  $0.0000                 $--                 $--
--------------------------------------------------------------------------------
       B                  $0.0000                 $--                 $--
--------------------------------------------------------------------------------
       C                  $0.0000                 $--                 $--
--------------------------------------------------------------------------------
       R                  $0.0000                 $--                 $--
--------------------------------------------------------------------------------
       Y                  $0.0000                 $--                 $--
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                   7-Day Annualized        7-Day Effective**
--------------------------------------------------------------------------------
       A                           0.01%                  0.01%
--------------------------------------------------------------------------------
       B                           0.01%                  0.01%
--------------------------------------------------------------------------------
       C                           0.01%                  0.01%
--------------------------------------------------------------------------------
       R                           0.01%                  0.01%
--------------------------------------------------------------------------------
       Y                           0.01%                  0.01%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B shares (maximum 4%) and Class C shares (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends.


8     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

Expense Ratio (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Class                            Gross                    Net
--------------------------------------------------------------------------------
      A                              0.76%                   0.70%
--------------------------------------------------------------------------------
      B                              1.85%                   1.85%
--------------------------------------------------------------------------------
      C                              1.74%                   1.74%
--------------------------------------------------------------------------------
      R*                             1.40%                   1.40%
--------------------------------------------------------------------------------
      Y                              0.50%                   0.45%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2011, for Class A and Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus for more information.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     9

Comparing Ongoing Fund Expenses


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2010 through June 30, 2010.

--------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y
--------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/10
--------------------------------------------------------------------------------------------------
 Ending Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 6/30/10
--------------------------------------------------------------------------------------------------
 Expenses Paid               $1.14           $1.14           $1.14           $1.14           $1.09
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, 0.23%, 0.23%, 0.23% and 0.22% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


10     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2010 through June 30, 2010.

--------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y
--------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/10
--------------------------------------------------------------------------------------------------
 Ending Account          $1,023.65       $1,023.65       $1,023.65       $1,023.65       $1,023.70
 Value on 6/30/10
--------------------------------------------------------------------------------------------------
 Expenses Paid               $1.15           $1.15           $1.15           $1.15           $1.10
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, 0.23%, 0.23%, 0.23% and 0.22% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     11

Schedule of Investments | 6/30/10 (unaudited)

------------------------------------------------------------------------------------------------------
Principal     Floating       S&P/Moody's
Amount ($)    Rate (b)       Ratings                                                      Value
------------------------------------------------------------------------------------------------------
                                           CORPORATE BONDS -- 5.0%
                                           BANKS -- 4.3%
                                           Diversified Banks -- 3.6%
10,980,000    0.67                AA/Aa2   BNP Paribas, Floating Rate Note, 2/11/11       $ 10,980,365
 3,550,000                       AAA/AAA   Rabobank Nederland NV, 0.51%, 8/16/14             3,549,574
 1,220,000                       AA-/Aaa   Royal Bank of Canada, 0.53313%, 9/28/10           1,220,840
 8,670,000    0.68                AA-/A1   Wells Fargo Co., Floating Rate Note, 8/20/10      8,672,499
 2,990,000    0.39                AA/Aa1   Westpac Banking Corp., Floating Rate Note,
                                           3/2/11                                            2,990,000
                                                                                          ------------
                                                                                          $ 27,413,278
------------------------------------------------------------------------------------------------------
                                           Regional Banks -- 0.7%
 5,500,000                       AAA/Aaa   Bank of America NA, 1.3425%, 9/13/10           $  5,500,000
                                                                                          ------------
                                           Total Banks                                    $ 32,913,278
------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 0.7%
                                           Diversified Financial Services -- 0.7%
 1,900,000                          A/A2   Bank of America Corp., 0.59281%, 8/13/10       $  1,900,210
 3,670,000    1.46               AAA/Aaa   General Electric Capital Corp., Floating Rate
                                           Note, 7/8/10                                      3,670,079
                                                                                          ------------
                                                                                          $  5,570,289
                                                                                          ------------
                                           Total Diversified Financials                   $  5,570,289
------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $38,483,567)                             $ 38,483,567
------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.7%
 1,885,000    0.60               AAA/Aaa   Federal Farm Credit Bank, Floating Rate Note,
                                           11/4/10                                        $  1,886,689
 2,180,000    0.75               AAA/AAA   Federal Farm Credit Bank, Floating Rate Note,
                                           5/12/11                                           2,187,633
 3,700,000                        AAA/NR   Federal Home Loan Bank, 0.2%, 5/6/11              3,698,410
 3,335,000    0.25               AAA/AAA   Federal Home Loan Bank, Floating Rate Note,
                                           5/27/11                                           3,335,000
 4,250,000                         NR/NR   Federal Home Loan Mortgage Corp., 0.0%,
                                           8/9/10                                            4,249,079
14,754,000                       AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                           0.34969%, 4/1/11                                 14,769,162
 4,060,000                       AAA/Aaa   Federal Home Loan Mortgage Corp., 1.43%,
                                           9/3/10                                            4,065,811
 8,240,000    0.42               AAA/Aaa   Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 2/14/11                                8,246,276
 5,455,000    0.19               AAA/Aaa   Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 7/12/10                                5,455,022
12,825,000    0.24               AAA/Aaa   Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 8/24/10                               12,826,095
11,710,000                       AAA/AAA   Federal National Mortgage Association,
                                           0.96625%, 8/5/10                                 11,712,798


The accompanying notes are an integral part of these financial statements.


12     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

-----------------------------------------------------------------------------------------------------------
Principal     Floating       S&P/Moody's
Amount ($)    Rate (b)       Ratings                                                           Value
-----------------------------------------------------------------------------------------------------------
                                            U.S. GOVERNMENT AGENCY OBLIGATIONS -- (continued)
15,095,000                       AAA/Aaa    Federal National Mortgage Association,
                                            1.24375%, 7/13/10                                  $ 15,094,975
 5,465,000    0.66               AAA/Aaa    Federal National Mortgage Association, Floating
                                            Rate Note, 10/22/10                                   5,465,000
11,500,000                        NR/AAA    U.S. Cash Management, 0.3795%, 7/15/10               11,499,577
19,235,000                       AAA/Aaa    U.S. Treasury Bills, 0.0895%, 8/12/10                19,232,245
34,685,000                       AAA/Aaa    U.S. Treasury Bills, 0.16%, 8/5/10                   34,681,797
11,580,000                       AAA/Aaa    U.S. Treasury Bills, 0.217%, 10/7/10                 11,576,816
 8,580,000                       AAA/Aaa    U.S. Treasury Bills, 0.362%, 1/13/11                  8,563,169
 3,855,000                       AAA/Aaa    U.S. Treasury Bills, 0.387%, 10/21/10                 3,853,260
                                                                                               ------------
                                                                                               $182,398,814
-----------------------------------------------------------------------------------------------------------
                                            TOTAL U.S. GOVERNMENT
                                            AGENCY OBLIGATIONS
                                            (Cost $182,398,814)                                $182,398,814
-----------------------------------------------------------------------------------------------------------
                                            MUNICIPAL BONDS -- 13.8%
                                            Municipal Development -- 1.3%
10,075,000    0.15               AAA/Aaa    Loudoun County Virginia Industrial Development
                                            Authority, Floating Rate Note, 2/15/38             $ 10,075,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Education -- 0.0%
    40,000    0.40                AA-/NA    Illinois Financial Authority Revenue, Floating
                                            Rate Note, 9/1/41                                  $     40,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Higher Education -- 5.1%
 4,100,000    0.18                 NR/NR    Athens-Clarke County Georgia, Floating Rate
                                            Note, 8/1/33                                       $  4,100,000
 4,565,000    0.15               AAA/Aaa    Connecticut State Health & Education, Floating
                                            Rate Note, 7/1/33                                     4,565,000
 3,895,000    0.22               AAA/Aaa    Connecticut State Health & Education, Floating
                                            Rate Note, 7/1/37                                     3,895,000
12,180,000    0.23                AA/Aa2    Maryland State Health & Higher Education
                                            Facilities Authority Revenue, Floating Rate Note,
                                            7/1/36                                               12,180,000
 3,455,000                       AAA/Aaa    Syracuse Industrial, 0.15%, 12/1/35                   3,455,000
10,440,000    0.24                AA/Aa2    University of Minnesota, Floating Rate Note,
                                            12/1/36                                              10,440,000
   670,000    0.24               AAA/Aaa    Wisconsin State Health & Education Facilities,
                                            Floating Rate Note, 12/1/33                             670,000
                                                                                               ------------
                                                                                               $ 39,305,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Medical -- 5.9%
 1,695,000    0.14               AAA/Aaa    Harris County Cultural Education, Floating Rate
                                            Note, 9/1/31                                       $  1,695,000
28,245,000    0.12                AA/Aaa    Harris County Texas Health, Floating Rate Note,
                                            12/1/41                                              28,245,000
   600,000    0.12                AA/Aaa    Harris County Texas Health, Floating Rate Note,
                                            12/1/41                                                 600,000


The accompanying notes are an integral part of these financial statements.


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     13

---------------------------------------------------------------------------------------------------------
Principal    Floating       S&P/Moody's
Amount ($)   Rate (b)       Ratings                                                          Value
---------------------------------------------------------------------------------------------------------
                                           Municipal Medical -- (continued)
 8,025,000   0.15               AAA/Aaa    Loudoun County Virginia Industrial Development
                                           Authority, Floating Rate Note, 10/1/39            $  8,025,000
 4,830,000                       NR/Aa1    Minneapolis & St. Paul Housing &
                                           Redevelopment Authority, 0.2%, 11/15/35              4,830,000
 1,880,000   0.18                 AA/NR    Oregon State Facilities Authority, Floating Rate
                                           Note, 5/1/47                                         1,880,000
                                                                                             ------------
                                                                                             $ 45,275,000
---------------------------------------------------------------------------------------------------------
                                           Municipal Utilities -- 0.6%
 4,390,000   1.40                NR/Aa2    Southeast Alabama Gas District, Floating Rate
                                           Note, 8/1/27                                      $  4,390,000
---------------------------------------------------------------------------------------------------------
                                           Municipal Water -- 0.9%
 2,600,000   0.28               AA-/Aa2    Boston Massachusetts Water & Sewer
                                           Community Revenue, Floating Rate Note,
                                           11/1/24                                           $  2,600,000
   765,000   0.20               AAA/Aa1    County of King Washington, Floating Rate Note,
                                           1/1/40                                                 765,000
 3,905,000   0.15               AAA/Aaa    Texas Water Development Board, Floating Rate
                                           Note, 7/15/19                                        3,905,000
                                                                                             ------------
                                                                                             $  7,270,000
---------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $106,355,000)                               $106,355,000
---------------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 57.0%
                                           Commercial Paper -- 22.2%
 3,905,000                      A-1/P-1    Bank of America Corp., 0.3%, 7/2/10               $  3,904,967
 6,640,000   0.55               AA-/Aa1    Bank of Nova Scotia/Houston, Floating Rate
                                           Note, 7/6/11                                         6,633,802
 6,100,000   0.34                A+/Aa1    Credit Suisse New York, Floating Rate Note,
                                           9/15/10                                              6,100,065
 1,935,000                      A-1/P-1    Danske Corp., 0.25%, 7/7/10                          1,934,919
 2,195,000                      A-1/P-1    Danske Corp., 0.29%, 7/20/10                         2,194,664
 6,645,000                     A-1+/P-1    Nordea Bank Finland Plc, 0.3%, 7/28/10               6,644,751
 2,155,000                      AA-/Aa2    Nordea Bank Finland Plc, 0.51%, 9/3/10               2,155,000
 1,980,000                     A-1+/P-1    Nordea North America, Inc., 0.0%, 8/10/10            1,979,098
 3,335,000                     A-1+/P-1    Nordea North America, Inc., 0.0%, 8/4/10             3,333,945
 2,825,000                     A-1+/P-1    Nordea North America, Inc., 0.29%, 7/16/10           2,824,659
 7,575,000                     A-1+/P-1    Nordea North America, Inc., 0.41%, 7/27/10           7,572,812
 2,840,000                     A-1+/P-1    Ohio State University, 0.21%, 7/2/10                 2,840,000
 6,180,000                     A-1+/P-1    Ohio State University, 0.28%, 7/1/10                 6,180,000
 3,320,000                     A-1+/P-1    Rabobank Nederland NV, 0.35%, 8/10/10                3,320,000
 1,950,000                     A-1+/P-1    Rabobank USA Financial Corp., 0.25%, 7/1/10          1,950,000
 4,825,000                      AA-/AAA    Royal Bank of Canada, 0.47%, 11/23/10                4,825,000
12,800,000   0.35               AA-/AAA    Royal Bank of Canada, Floating Rate Note,
                                           1/21/11                                             12,800,000


The accompanying notes are an integral part of these financial statements.


14     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

-------------------------------------------------------------------------------------------------------
Principal    Floating       S&P/Moody's
Amount ($)   Rate (b)       Ratings                                                        Value
-------------------------------------------------------------------------------------------------------
                                           Commercial Paper -- (continued)
 9,440,000   0.35               AA-/AAA    Royal Bank of Canada, Floating Rate Note,
                                           11/17/10                                        $  9,440,000
 2,500,000   0.85               AA-/Aaa    Royal Bank of Canada/New York, Floating Rate
                                           Note, 3/1/11                                       2,500,000
 1,570,000                      A-1/P-1    Societe Generale North America, 0.28%,
                                           7/6/10                                             1,569,939
 7,260,000                      A-1/P-1    State Street Corp., 0.0%, 8/30/10                  7,254,313
 4,720,000                      A-1/P-1    State Street Corp., 0.27%, 7/7/10                  4,719,788
 2,015,000                      AA-/Aa2    Svenska Handelsbanken, 0.265%, 7/1/10              2,015,000
 1,450,000                      AA-/Aa2    Svenska Handelsbanken, 0.305%, 7/27/10             1,449,995
 5,670,000                      AA-/Aa2    Svenska Handelsbanken, 0.405%, 8/16/10             5,670,036
 5,740,000                      AA-/Aa2    Svenska Handelsbanken, 0.52%, 8/30/10              5,740,604
 4,450,000                     A-1+/P-1    Texas Public Finance Authority, 0.27%, 7/2/10      4,450,000
 1,990,000                     A-1+/AAA    Toronto Dominion Bank, 0.23%, 3/10/11              1,990,000
 1,760,000                      AA-/Aaa    Toronto Dominion Bank, 0.26%, 7/14/10              1,760,007
 3,900,000   0.40                NR/AAA    Toronto Dominion Bank, Floating Rate Note,
                                           5/19/11                                            3,900,000
 6,480,000   0.30               AA-/Aaa    Toronto Dominion Bank, Floating Rate Note,
                                           7/13/10                                            6,480,038
 7,130,000                     A-1+/P-1    University of Michigan, 0.26%, 7/7/10              7,130,000
 3,375,000                     A-1+/P-1    University of Minnesota, 0.27%, 7/1/10             3,375,000
 3,375,000                     A-1+/P-1    University of Texas, 0.25%, 7/1/10                 3,375,000
 4,445,000                     A-1+/P-1    Vanderbilt University, 0.27%, 7/2/10               4,445,000
 3,585,000                     A-1+/P-1    Vanderbilt University, 0.27%, 7/6/10               3,585,000
 5,780,000                     A-1+/P-1    Westpac Banking Corp., 0.15%, 7/2/10               5,780,000
 2,830,000                     A-1+/P-1    Westpac Banking Corp., 0.26%, 7/6/10               2,829,898
 2,200,000                       AA/AA1    Westpac Banking Corp., 0.304%, 10/6/10             2,200,000
 2,835,000                     A-1+/P-1    Westpac Banking Corp., 0.31%, 8/2/10               2,834,219
                                                                                           ------------
                                                                                           $171,687,519
-------------------------------------------------------------------------------------------------------
                                           Repurchase Agreements -- 30.2%
11,110,000                       NR/Aaa    Bank of America, Inc., 0.01%, dated 6/30/10,
                                           repurchase price of $11,110,000 plus accrued
                                           interest on 7/1/10 collateralized by
                                           $11,332,203 U.S. Treasury Bond, 8.125%,
                                           5/15/21                                         $ 11,110,000
28,615,000                       NR/Aaa    Bank of America, Inc., 0.03%, dated 6/30/10,
                                           repurchase price of $28,615,000 plus accrued
                                           interest on 7/1/10 collateralized by the
                                           following:
                                             $19,901,903 Federal National Mortgage
                                               Association Strip, 0.0%, 5/15/11
                                             $9,285,397 Fannie Mae, 5.8%, 2/9/26             28,615,000


The accompanying notes are an integral part of these financial statements.


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     15

-------------------------------------------------------------------------------------------------------
Principal     Floating       S&P/Moody's
Amount ($)    Rate (b)       Ratings                                                       Value
-------------------------------------------------------------------------------------------------------
                                            Repurchase Agreements -- (continued)
 53,580,000                       NR/Aaa    Barclays Plc, 0.01%, dated 6/30/10,
                                            repurchase price of $53,580,000 plus accrued
                                            interest on 7/1/10 collateralized by
                                            $54,651,639 U.S. Treasury Note,
                                            0.75 - 1.375%, 11/30/11 - 1/15/13              $ 53,580,000
 34,930,000                       NR/Aaa    BNP Paribas SA, 0.03%, dated 6/30/10,
                                            repurchase price of $34,930,000 plus accrued
                                            interest on 7/1/10 collateralized by the
                                            following:
                                              $25,815,040 Freddie Mac Giant, 5.5%,
                                                1/1/36
                                              $9,813,560 Federal National Mortgage
                                                Association, 6.0%, 12/1/37                   34,930,000
 18,805,000                       NR/Aaa    Deutsche Bank AG, 0.03%, dated 6/30/10,
                                            repurchase price of $18,805,000 plus accrued
                                            interest on 7/1/10 collateralized by the
                                            following:
                                              $15,527,904 Federal National Mortgage
                                                Association (ARM), 2.61 - 5.48%,
                                                9/1/36 - 12/1/47
                                              $3,653,196 Federal Home Loan Mortgage
                                                Corp., 6.01 - 6.09%, 8/1/37 - 12/1/37        18,805,000
 45,935,000                       NR/Aaa    JPMorgan, Inc., 0.03%, dated 6/30/10,
                                            repurchase price of $45,935,000 plus accrued
                                            interest on 7/1/10 collateralized by
                                            $46,854,560 Federal National Mortgage
                                            Association, 5.5 - 7.5%, 2/1/29 - 6/1/38         45,935,000
 39,925,000                       NR/Aaa    Societe Generale SA, 0.03%, dated 6/30/10,
                                            repurchase price of $39,925,000 plus accrued
                                            interest on 7/1/10 collateralized by the
                                            following:
                                              $30,495,510 Federal National Mortgage
                                                Association, 4.5 - 5.0%,
                                            1/1/25 - 12/1/36
                                              $10,227,990 Federal National Mortgage
                                                Association (ARM), 4.82%, 7/1/35             39,925,000
                                                                                           ------------
                                                                                           $232,900,000
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


16     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

 Shares                                                          Value
                Tax Exempt Money Market Mutual Fund -- 4.6%
 35,250,000     BlackRock Liquidity Funds TempCash Portfolio     $ 35,250,000
-----------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $439,837,519)                              $439,837,519
-----------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 99.5%
                (Cost $767,074,900)(a)                           $767,074,900
-----------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 0.5%             $  4,148,493
-----------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                       $771,223,393
=============================================================================

NR    Not rated by either S&P or Moody's.

(a)   At June 30, 2010, cost for federal income tax purposes was $767,074,900.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $2,572,884,929 and $2,659,267,689, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

   Level 1 -- quoted prices in active markets for identical securities
   Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------
                                        Level 1         Level 2           Level 3     Total
--------------------------------------------------------------------------------------------------
 Corporate Bonds                        $        --     $ 38,483,567      $--         $ 38,483,567
 U.S. Government Agency Obligations              --      182,398,814       --          182,398,814
 Municipal Bonds                                 --      106,355,000       --          106,335,000
 Commercial Paper                                --      171,687,519       --          171,687,519
 Repurchase Agreements                           --      232,900,000       --          232,900,000
 Mutual Funds                            35,250,000               --       --           35,250,000
--------------------------------------------------------------------------------------------------
    Total                               $35,250,000     $731,824,900      $--         $767,074,900
==================================================================================================


The accompanying notes are an integral part of these financial statements.


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     17

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities (cost $534,174,900)            $534,174,900
  Repurchase agreements (cost $232,900,000)                232,900,000
----------------------------------------------------------------------
  Total investment in securities (cost $767,074,900)      $767,074,900
  Cash                                                       1,322,003
  Receivables --
   Fund shares sold                                          3,498,604
   Interest                                                    325,958
   Due from Pioneer Investment Management, Inc.                380,948
  Other                                                         98,252
----------------------------------------------------------------------
     Total assets                                         $772,700,665
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                $  1,071,532
   Dividends                                                   179,222
  Due to affiliates                                            138,254
  Accrued expenses                                              88,264
----------------------------------------------------------------------
     Total liabilities                                    $  1,477,272
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $771,595,445
  Distributions in excess of net investment income            (160,975)
  Accumulated net realized loss on investments                (211,077)
----------------------------------------------------------------------
     Total net assets                                     $771,223,393
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $613,475,881/613,867,576 shares)      $       1.00
  Class B (based on $33,611,823/33,595,193 shares)        $       1.00
  Class C (based on $98,529,780/98,538,732 shares)        $       1.00
  Class R (based on $5,439,618/5,441,314 shares)          $       1.00
  Class Y (based on $20,166,291/20,155,533 shares)        $       1.00
======================================================================


The accompanying notes are an integral part of these financial statements.


18     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

Statement of Operations (unaudited)


For the Six Months Ended 6/30/10

INVESTMENT INCOME:
  Interest                                                  $  912,551
--------------------------------------------------------------------------------------
     Total investment income                                                $  912,551
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $1,500,066
  Transfer agent fees
   Class A                                                     477,225
   Class B                                                      59,262
   Class C                                                      44,689
   Class R                                                       3,250
   Class Y                                                         260
  Distribution fees
   Class A                                                     415,440
   Class B                                                     179,097
   Class C                                                     360,337
   Class R                                                      12,308
  Shareholder communications expense                            99,984
  Administrative reimbursements                                114,149
  Custodian fees                                                14,236
  Registration fees                                             76,407
  Professional fees                                             50,826
  Printing expense                                              33,178
  Fees and expenses of nonaffiliated trustees                   10,332
  Miscellaneous                                                 14,155
--------------------------------------------------------------------------------------
     Total expenses                                                         $3,465,201
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                          (2,606,690)
--------------------------------------------------------------------------------------
     Net expenses                                                           $  858,511
--------------------------------------------------------------------------------------
       Net investment income                                                $   54,040
--------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $   36,517
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $   90,557
======================================================================================


The accompanying notes are an integral part of these financial statements.


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     19

Statement of Changes in Net Assets


For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively

--------------------------------------------------------------------------------------------------
                                                              Six Months Ended
                                                              6/30/10              Year Ended
                                                              (unaudited)          12/31/09
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $     54,040         $    1,377,362
Net realized gain on investments                                    36,517                251,512
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations       $     90,557         $    1,628,874
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0000* and $0.0016 per share, respectively)     $    (27,305)        $   (1,039,677)
   Class B ($0.0000* and $0.0002 per share, respectively)           (1,760)                (8,419)
   Class C ($0.0000* and $0.0002 per share, respectively)           (3,581)               (10,277)
   Class R ($0.0000* and $0.0004 per share, respectively)             (243)                  (706)
   Class Y ($0.0000* and $0.0030 per share, respectively)           (3,911)              (466,477)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $    (36,800)        $   (1,525,556)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $583,653,118         $1,378,998,385
Shares issued in reorganization                                         --             65,917,709
Reinvestment of distributions                                      483,303              1,061,937
Cost of shares repurchased                                    (680,788,765)        (1,544,238,392)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                             $(96,652,344)        $  (98,260,361)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets                                 $(96,598,587)        $  (98,157,043)
NET ASSETS:
Beginning of period                                            867,821,980            965,979,023
--------------------------------------------------------------------------------------------------
End of period                                                 $771,223,393         $  867,821,980
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income              $   (160,975)        $     (178,215)
--------------------------------------------------------------------------------------------------

* Amount rounds to less than $0.0001.


The accompanying notes are an integral part of these financial statements.


20     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------------------------------
                                     '10 Shares      '10 Amount          '09 Shares      '09 Amount
                                     (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------------------
Class A
Shares sold                           376,155,737    $  376,155,453       477,946,610    $  477,773,358
Shares issued in reorganization                --                --        57,600,032        57,736,180
Reinvestment of distributions             335,015           335,015         1,039,677         1,039,677
Less shares repurchased              (296,433,956)     (296,433,957)     (670,546,568)     (670,546,570)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)             80,056,796    $   80,056,511      (133,960,249)   $ (133,997,355)
========================================================================================================
Class B
Shares sold                            20,078,407    $   20,078,389        29,148,400    $   29,148,400
Reinvestment of distributions              19,792            19,792             8,419             8,419
Less shares repurchased               (24,006,957)      (24,006,960)      (51,028,376)      (51,028,380)
--------------------------------------------------------------------------------------------------------
   Net decrease                        (3,908,758)   $   (3,908,779)      (21,871,557)   $  (21,871,561)
========================================================================================================
Class C
Shares sold                           117,137,861    $  117,137,860        94,637,552    $   94,637,552
Reinvestment of distributions             128,234           128,234            10,277            10,277
Less shares repurchased               (68,133,195)      (68,133,195)     (107,556,972)     (107,556,973)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)             49,132,900    $   49,132,899       (12,909,143)   $  (12,909,144)
========================================================================================================
Class R
Shares sold                            21,472,695    $   21,472,694         9,788,236    $    9,788,236
Reinvestment of distributions                 214               214               695               695
Less shares repurchased               (19,130,334)      (19,130,334)       (8,533,483)       (8,533,483)
--------------------------------------------------------------------------------------------------------
   Net increase                         2,342,575    $    2,342,574         1,255,448    $    1,255,448
========================================================================================================
Class Y
Shares sold                            48,808,721    $   48,808,722       767,675,345    $  767,650,839
Shares issued in reorganization                --                --         8,147,274         8,181,529
Reinvestment of distributions                  48                48             2,869             2,869
Less shares repurchased              (273,084,319)     (273,084,319)     (706,572,986)     (706,572,986)
--------------------------------------------------------------------------------------------------------
   Net decrease (increase)           (224,275,550)   $ (224,275,549)       69,252,502    $   69,262,251
========================================================================================================


The accompanying notes are an integral part of these financial statements.


                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     21

Financial Highlights


                                                             Six Months
                                                             Ended         Year        Year       Year        Year        Year
                                                             6/30/10       Ended       Ended      Ended       Ended       Ended
                                                             (unaudited)   12/31/09    12/31/08   12/31/07    12/31/06    12/31/05
Class A
Net asset value, beginning of period                         $   1.00      $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $  0.000(a)   $  0.002    $  0.024   $  0.046    $  0.043    $  0.023
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                       $ (0.000)(a)  $ (0.002)   $ (0.024)  $ (0.046)   $ (0.043)   $ (0.023)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.00      $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
==================================================================================================================================
Total return*                                                    0.00%         0.16%       2.46%      4.72%       4.38%       2.37%
Ratio of net expenses to average net assets+                     0.23%**       0.60%       0.73%      0.71%       0.75%       0.83%
Ratio of net investment income to average net assets+            0.02%**       0.15%       2.46%      4.61%       4.33%       2.62%
Net assets, end of period (in thousands)                     $613,476      $533,382    $667,293   $739,517    $708,103    $571,418
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                    0.84%**       0.79%       0.73%      0.71%       0.75%       0.83%
 Net investment income (loss)                                   (0.59)%**     (0.04)%      2.46%      4.61%       4.33%       2.62%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                    0.23%**       0.60%       0.73%      0.70%       0.75%       0.83%
 Net investment income                                           0.02%**       0.15%       2.46%      4.61%       4.33%       2.62%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.


22    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

                                                              Six Months
                                                              Ended        Year        Year       Year        Year        Year
                                                              6/30/10      Ended       Ended      Ended       Ended       Ended
                                                              (unaudited)  12/31/09    12/31/08   12/31/07    12/31/06    12/31/05
Class B
Net asset value, beginning of period                          $  1.00      $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                 $ 0.000(a)   $ 0.000 (a) $ 0.015    $ 0.035     $ 0.032     $ 0.013
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                        $(0.000)(a)  $(0.000)(a) $(0.015)   $(0.035)    $(0.032)    $(0.013)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
==================================================================================================================================
Total return*                                                    0.00%        0.02%       1.54%      3.55%       3.21%       1.33%
Ratio of net expenses to average net assets+                     0.23%**      0.80%       1.74%      1.84%       1.87%       1.90%
Ratio of net investment income (loss) to average net assets+     0.02%**     (0.01)%      1.37%      3.48%       3.22%       1.33%
Net assets, end of period (in thousands)                      $33,612      $37,518     $59,390    $41,539     $33,817     $41,375
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                    1.86%**      1.88%       1.74%      1.84%       1.87%      1.90%
 Net investment income (loss)                                   (1.61)%**    (1.09)%      1.37%      3.48%       3.22%      1.33%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                    0.23%**      0.80%       1.74%      1.82%       1.86%      1.90%
 Net investment income (loss)                                    0.02%**     (0.01)%      1.37%      3.50%       3.23%      1.33%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10    23

                                                             Six Months
                                                             Ended         Year         Year        Year        Year        Year
                                                             6/30/10       Ended        Ended       Ended       Ended       Ended
                                                             (unaudited)   12/31/09     12/31/08    12/31/07    12/31/06    12/31/05
Class C
Net asset value, beginning of period                         $  1.00       $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                $ 0.000(a)    $ 0.000 (a)  $ 0.016     $ 0.036     $ 0.033     $ 0.015
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                       $(0.000)(a)   $(0.000)(a)  $(0.016)    $(0.036)    $(0.033)    $(0.015)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  1.00       $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
===================================================================================================================================
Total return*                                                   0.00%         0.02%        1.57%       3.69%       3.33%       1.48%
Ratio of net expenses to average net assets+                    0.23%**       0.80%        1.63%       1.68%       1.71%       1.71%
Ratio of net investment income (loss) to average net assets+    0.02%**      (0.02)%       1.55%       3.64%       3.48%       1.54%
Net assets, end of period (in thousands)                     $98,530       $49,391      $62,303     $68,250     $54,906     $56,745
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                   1.62%**       1.77%        1.63%       1.68%       1.71%       1.71%
 Net investment income (loss)                                  (1.37)%**     (0.99)%       1.55%       3.64%       3.45%       1.54%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                   0.23%**       0.80%        1.63%       1.67%       1.70%       1.71%
 Net investment income (loss)                                   0.02%**      (0.02)%       1.55%       3.65%       3.48%       1.54%
======================================================================================================+============================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.


24    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

                                                             Six Months
                                                             Ended         Year         Year        Year        Year        Year
                                                             6/30/10       Ended        Ended       Ended       Ended       Ended
                                                             (unaudited)   12/31/09     12/31/08    12/31/07    12/31/06    12/31/05
Class R
Net asset value, beginning of period                         $  1.00       $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                $ 0.000(a)    $ 0.000(a)   $ 0.020     $ 0.039     $ 0.038     $ 0.019
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                       $(0.000)(a)   $(0.000)(a)  $(0.020)    $(0.039)    $(0.038)    $(0.019)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  1.00       $  1.00       $ 1.00     $  1.00     $  1.00     $  1.00
===================================================================================================================================
Total return*                                                   0.00%         0.04%        2.04%       3.94%       3.90%       1.96%
Ratio of net expenses to average net assets+                    0.23%**       0.70%        1.15%       1.42%       1.19%       1.29%
Ratio of net investment income (loss) to average net assets+    0.02%**      (0.06)%       1.97%       3.90%       3.93%       2.05%
Net assets, end of period (in thousands)                     $ 5,440       $ 3,097       $1,843     $ 1,582     $   747     $   815
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                   1.35%**       1.43%        1.15%       1.42%       1.53%       1.31%
 Net investment income (loss)                                  (1.10)%**     (0.79)%       1.97%       3.90%       3.59%       2.02%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                   0.23%**       0.70%        1.15%       1.41%       1.19%       1.29%
 Net investment income (loss)                                   0.02%**      (0.06)%       1.97%       3.90%       3.93%       2.05%
+==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.


                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10    25

                                                              Six Months
                                                              Ended        Year       Year       Year       Year
                                                              6/30/10      Ended      Ended      Ended      Ended      9/23/05 (a)
                                                              (unaudited)  12/31/09   12/31/08   12/31/07   12/31/06   to 12/31/05
Class Y
Net asset value, beginning of period                          $  1.00      $   1.00   $   1.00   $  1.00    $  1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $(0.002)     $  0.003   $  0.027   $ 0.048    $ 0.046    $  0.009
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                        $(0.000)(c)  $ (0.003)  $ (0.027)  $(0.048)   $(0.046)   $ (0.009)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $   1.00   $   1.00   $  1.00    $  1.00    $   1.00
===================================================================================================================================
Total return*                                                    0.00%         0.30%      2.70%     4.96%      4.67%       2.44 %(b)
Ratio of net expenses to average net assets+                     0.22%**       0.44%      0.52%     0.47%      0.47%       0.44%**
Ratio of net investment income to average net assets+            0.01%**       0.29%      2.63%     4.85%      4.54%       3.46%**
Net assets, end of period (in thousands)                      $20,166      $244,435   $175,151   $83,209    $76,726    $116,039
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                    0.47%**       0.53%      0.52%     0.47%      0.47%       0.44%**
 Net investment income (loss)                                   (0.24)%**      0.20%      2.63%     4.85%      4.54%       3.45%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                    0.22%**       0.44%      0.52%     0.46%      0.47%       0.44%**
 Net investment income                                           0.01%**       0.29%      2.63%     4.86%      4.54%       3.46%**
+==================================================================================================================================

(a) Class Y shares were first publicly offered on September 23, 2005.
(b) Not annualized.
(c) Amount rounds to less than $0.001 or $(0.001) per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


26    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

Notes to Financial Statements | 6/30/10 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the

                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     27

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Money market mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                      $1,525,556
--------------------------------------------------------------------------------
  Total                                                              $1,525,556
================================================================================

28     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009.

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                            $ (247,594)
Dividends payable                                                      (178,215)
--------------------------------------------------------------------------------
  Total                                                              $ (425,809)
================================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     29

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2010, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.40%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class A and Class Y expenses to 0.70% and 0.45%, respectively, of the average daily net assets attributable to Class A and Class Y shares. These expense limitations are in effect through June 1, 2011. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $25,919 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:

30     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $82,259
Class B                                                                    8,045
Class C                                                                    3,731
Class R                                                                    5,654
Class Y                                                                      295
--------------------------------------------------------------------------------
  Total                                                                  $99,984
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $106,142 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.

4.   Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.15% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,193 in distribution fees payable to PFD at June 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $63,906 were paid to PFD.

                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     31

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.

6.   Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. The purpose of this transaction was to combine two funds with similar investment objectives and strategies. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Money Market Fund for shares of Pioneer Cash Reserves Fund. Shareowners holding Class A and Class I shares of Regions Morgan Keegan Select Money Market Fund received Class A and Class Y shares, respectively, of Pioneer Cash Reserves Fund in the reorganization. The investment portfolio of Regions Morgan Keegan Select Money Market Fund, with a fair value of $57,874,151 and an identified cost of $57,874,151 at May 15, 2009, was the principal asset acquired by Pioneer Cash Reserves Fund. For financial reporting purposes, assets received and shares issued by Pioneer Cash Reserves Fund were recorded at fair value; however, the cost basis of the investments received from Regions Morgan Keegan Select Money Market Fund was carried forward to align ongoing reporting of Pioneer Cash Reserves Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------
                      Pioneer                 RMK Select              Pioneer
                      Cash Reserves           Money Market Fund       Cash Reserves
                      (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets
Class A               $617,403,807            $57,736,180             $675,139,987
Class B               $ 52,740,518            $        --             $ 52,740,518
Class C               $ 62,440,580            $        --             $ 62,440,580
Class R               $  2,020,036            $        --             $  2,020,036
Class Y/I             $124,005,796            $ 8,181,529             $132,187,325
-------------------------------------------------------------------------------------------
Total Net Assets      $858,610,737            $65,917,709             $924,528,446
===========================================================================================
Shares Outstanding
Class A                617,750,245             57,600,032              675,350,277
Class B                 52,716,354                     --               52,716,354
Class C                 62,441,480                     --               62,441,480
Class R                  2,020,398                     --                2,020,398
Class Y/I              123,998,824              8,147,274              132,146,098
Shares Issued in
 Reorganization
Class A                                                                 57,600,032
Class Y                                                                  8,147,274

32     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------
                                                 Unrealized         Accumulated
                                                 Appreciation On    Gain On
                                                 Closing Date       Closing Date
--------------------------------------------------------------------------------
Regions Morgan Keegan
 Select Money Market Fund                        $-                 $3,002

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Cash Reserves Fund, Pioneer Cash Reserves Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net investment income                                                 $1,418,142
Net gain on investments                                               $  251,883
Net increase in net assets resulting from operations                  $1,670,025

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Regions Morgan Keegan Select Money Market Fund that have been included in Pioneer Cash Reserves Fund's statement of operations since May 15, 2009.

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     33

Trustees, Officers and Service Providers

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                     Vice President
Benjamin M. Friedman                            Mark E. Bradley, Treasurer
Margaret B.W. Graham                            Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

34     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

                            This page for your notes.

                 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10     35

                            This page for your notes.

36     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.